Common Stock	12 Months Ended
Sep. 30, 2011
Common Stock [Abstract]
Common Stock
(15) Common Stock

At September 30, 2011, 55 million shares of common stock were reserved for issuance under the Company's stock-based compensation plans. During 2011, 18.7 million common shares were repurchased and 4.9 million treasury shares were reissued.